Purchase Commitments (Detail) (Purchase Commitments, Bandwidth and Cabinet Capacity) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Long-term Purchase Commitment [Line Items]
2015	$ 154,432	958,188
2016	12,217	75,800
2017	6,355	39,432
2018	4,764	29,556
2019 and thereafter	20,279	125,825
Purchase Obligation, Total	$ 198,047	1,228,801